Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Allowance for Expected uncollectible receivables	$ 393,000	$ 318,000
Rent deferrals	$ 250,000	$ 245,000
Weighted Average Number of Shares Outstanding, Basic (in Shares)	2,015,780	2,015,780
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred charges amortization period	4 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Deferred charges amortization period	21 years